Intangibles	12 Months Ended
Dec. 31, 2021
Intangibles
Intangibles

17.   Intangibles

					Research
					and development
	Goodwill	Concessions	Contract right	Software	project and patents	Total
Balance at December 31, 2019	3,629	3,970	140	76	684	8,499
Additions	—	2,513	—	29	—	2,542
Disposals	—	(7)	(134)	—	—	(141)
Amortization	—	(177)	(1)	(23)	—	(201)
Translation adjustment	(331)	(908)	(5)	(6)	(153)	(1,403)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Cost	3,298	6,393	102	743	531	11,067
Accumulated amortization	—	(1,002)	(102)	(667)	—	(1,771)
Balance at December 31, 2020	3,298	5,391	—	76	531	9,296
Additions	—	431	—	47	—	478
Disposals	—	(7)	—	—	—	(7)
Amortization	—	(240)	—	(35)	—	(275)
Acquisition of NLC (note 16)	—	1,428	—	—	—	1,428
Impairment of discontinued operations (note 16)	—	(1,422)	—	—	—	(1,422)
Translation adjustment	(90)	(358)	—	(2)	(37)	(487)
Balance at December 31, 2021	3,208	5,223	—	86	494	9,011
Cost	3,208	6,332	—	516	494	10,550
Accumulated amortization	—	(1,109)	—	(430)	—	(1,539)
Balance at December 31, 2021	3,208	5,223	—	86	494	9,011

a) Concessions – Substantially refers to EFC and EFVM operating concession agreements (note 14).

b) Goodwill - Includes the goodwill derived from acquisition of iron ore and nickel businesses and the goodwill from the incorporation of Valepar into Vale in 2017. This goodwill was recognized on the acquisition of Vale controlling interest by Valepar, based on the expected future returns of the ferrous segment. The Company has not recognized the deferred taxes over the goodwill, since there are no differences between the tax basis and accounting basis. Annually, the Company assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 19).

c) Research and development project and patents - Refers to in-process research and development projects and patents identified in the business combination of New Steel Global N.V. (note 15) acquired in 2019. The intangible assets of research and development are not subject to amortization until the operational phase is reached. Thus, the Company annually assesses the impairment of this asset, or more frequently when an indication of impairment is identified (note 19).

Accounting policy

Intangibles are carried at acquisition cost, net of accumulated amortization and impairment charges.

The estimated useful lives are as follows:

Useful life
Railway concessions	5 to 37 years
Contract right	22 to 31 years
Software	5 years